Marketable Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Amortized Cost And Fair Value Debt Securities [Abstract]
Number of securities held in unrealized loss position | Security	0
Realized gains (losses) on sale of available-for-sale securities | $	$ 0	$ 0	$ 0